VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 2.4%
Wells Fargo & Co.	8,975	$434,929
Capital Goods: 10.2%
3M Co.	1,484	220,938
Boeing Co. *	2,385	456,727
Emerson Electric Co.	4,831	473,680
Honeywell International, Inc.	1,112	216,373
Lockheed Martin Corp.	671	296,179
Masco Corp.	4,022	205,122
		1,869,019
Commercial & Professional Services: 3.7%
CoStar Group, Inc. *	3,816	254,184
Equifax, Inc.	1,772	420,141
		674,325
Consumer Durables & Apparel: 2.3%
Polaris, Inc. †	4,089	430,653
Diversified Financials: 4.1%
Berkshire Hathaway, Inc. *	769	271,388
BlackRock, Inc.	314	239,949
T Rowe Price Group, Inc.	1,567	236,915
		748,252
Energy: 1.7%
Cheniere Energy, Inc.	2,302	319,172
Food, Beverage & Tobacco: 12.7%
Altria Group, Inc.	4,772	249,337
Campbell Soup Co.	10,415	464,197
Constellation Brands, Inc.	1,966	452,809
Kellogg Co.	7,105	458,202
Philip Morris International, Inc.	4,793	450,254
The Coca-Cola Co.	3,977	246,574
		2,321,373
Health Care Equipment & Services: 7.6%
Medtronic Plc	4,405	488,735
Veeva Systems, Inc. *	2,019	428,957
Zimmer Biomet Holdings, Inc.	3,729	476,939
		1,394,631
Materials: 5.6%
Compass Minerals International, Inc.	8,110	509,227
Corteva, Inc.	4,867	279,755
Ecolab, Inc.	1,319	232,883
		1,021,865
Media & Entertainment: 6.9%
Alphabet, Inc. *	159	442,235
Comcast Corp.	4,734	221,646
	Number of Shares	Value
Media & Entertainment (continued)
Meta Platforms, Inc. *	1,759	$391,131
Walt Disney Co. *	1,529	209,717
		1,264,729
Pharmaceuticals, Biotechnology & Life Sciences: 8.7%
Biogen, Inc. *	2,046	430,887
Bristol-Myers Squibb Co.	3,727	272,183
Gilead Sciences, Inc.	6,913	410,978
Merck & Co., Inc.	5,813	476,957
		1,591,005
Retailing: 6.2%
Amazon.com, Inc. *	144	469,433
Etsy, Inc. *	1,504	186,917
MercadoLibre, Inc. (USD) *	401	476,981
		1,133,331
Semiconductors & Semiconductor Equipment: 7.5%
Intel Corp.	9,115	451,739
KLA Corp.	641	234,644
Lam Research Corp.	421	226,334
Microchip Technology, Inc.	3,070	230,680
Teradyne, Inc.	1,947	230,194
		1,373,591
Software & Services: 18.8%
Adobe, Inc. *	483	220,064
Aspen Technology, Inc. *	1,522	251,693
Blackbaud, Inc. *	6,424	384,605
Guidewire Software, Inc. *	4,380	414,436
Microsoft Corp.	1,436	442,733
Salesforce.com, Inc. *	1,934	410,627
ServiceNow, Inc. *	736	409,871
Tyler Technologies, Inc. *	964	428,874
Western Union Co.	25,471	477,327
		3,440,230
Utilities: 1.4%
Dominion Energy, Inc.	3,032	257,629
Total Common Stocks (Cost: $16,722,680)		18,274,734

MONEY MARKET FUND: 0.3% (Cost: $51,993)
Invesco Treasury Portfolio - Institutional Class	51,993	51,993
Total Investments: 100.1% (Cost: $16,774,673)		18,326,727
Liabilities in excess of other assets: (0.1)%		(25,257)
NET ASSETS: 100.0%		$18,301,470

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,369.
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VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.9%	$1,264,729
Consumer Discretionary	8.5	1,563,984
Consumer Staples	12.6	2,321,373
Energy	1.7	319,172
Financials	6.5	1,183,181
Health Care	16.3	2,985,636
Industrials	13.9	2,543,344
Information Technology	26.3	4,813,821
Materials	5.6	1,021,865
Utilities	1.4	257,629
Money Market Fund	0.3	51,993
	100.0%	$18,326,727
2